Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Schedule of cash and cash equivalents
	Thousands of Euros
	31/12/2017	31/12/2016
Current deposits	655,463	470,298
Cash in hand and at banks	231,058	424,711

Total cash and cash equivalents	886,521	895,009